Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting — The Plan’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Benefit Payments to Participants and Beneficiaries	Benefit Payments to Participants and Beneficiaries — Benefits are recorded when disbursed.
Use of Estimates	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes thereof. Actual results could differ from the estimates and assumptions used. Estimates that are particularly susceptible to change include assumptions used in determining the fair value of investments.
Investment Valuation and Income Recognition	Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value or contract value. See Note 5—“Fair Value Measurements” and Note 6—“Fully Benefit-Responsive Investment Contracts” for more information. Shares of registered investment companies are valued at quoted market prices, which represent the asset value of shares held by the Plan at year end. The Newmark Fund is invested in Newmark Group, Inc. Class A common stock which is valued at its quoted market price at the end of the year (see Note 1—“Description of Plan” for more information). Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Dividends and interest received by the Plan are reinvested into the respective funds.
Participant Contribution Receivables	Participant contribution receivables — The notes receivable for participant contributions are the amounts deferred from payroll and not yet deposited with the trustee.
Notes Receivable from Participants	Notes Receivable From Participants — The Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned and is included in Other income in the Statement of Changes in Net Assets Available for Benefits. During the year ended December 31, 2025, there was $394,033 of interest income on notes receivable from participants included in Other income in the Statement of Changes in Net Assets Available for Benefits. Related fees are recorded as administrative expenses and are recorded when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.
Management Fees and Operating Expenses
Management Fees and Operating Expenses — Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from the mutual fund on a daily basis and are not reflected separately. Management fees and operating expenses for the privately managed funds are accrued on a daily basis and are reflected in the daily unitized price and are paid on a quarterly basis. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments. Fees charged by the Plan recordkeeper, the trustee and the investment advisor are included in Administrative expenses in the Statement of Changes in Net Assets Available for Benefits. Expenses paid by the Company are excluded from these financial statements.